Submission	May 20, 2025
Submission [Line Items]
Central Index Key	0000097476
Registrant Name	Texas Instruments Incorporated
Registration File Number	333-284977
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES